Non-Operating Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of Non-Operating Income (Expense)

(CAD$ in millions)	2023	2022
QB2 variable consideration to IMSA and ENAMI (a)	$(156)	$(188)
Foreign exchange gains (losses)	(9)	15
Loss on debt redemption or purchase (Note 20(a) and (g))	—	(58)
Downstream pipeline take-or-pay toll commitment	(40)	—
Other	(61)	(44)
	$(266)	$(275)

a) QB2 Variable Consideration to IMSA and ENAMI